Subsequent Event	6 Months Ended
Jun. 30, 2023
Subsequent Event [Abstract]
SUBSEQUENT EVENT

NOTE 11 – SUBSEQUENT EVENT

On June 26, 2023 the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporations to effect a one-for-eight (1-for-8) reverse split which became effective on July 7, 2023 (See Note 8 “Shareholders’ Equity”).

As a result of the Reverse Split, the Company received notice on July 24, 2023 from the Nasdaq Stock Market that the Company is now in compliance with the minimum bid price requirement under Nasdaq Listing Rule 5550(a)(2) and the matter raised by their letter of January 25, 2023 is now closed.